Share-based payment arrangements	12 Months Ended
Dec. 31, 2017
Share-based payment arrangements
Share-based payment arrangements

Note 18—Share-based payment arrangements

The Company has three principal share-based payment plans, as more fully described in the respective sections below. Compensation cost for equity-settled awards is recorded in “Total cost of sales” and in “Selling, general and administrative expenses” and totaled $58 million, $54 million and $61 million in 2017, 2016 and 2015, respectively. Compensation cost for cash-settled awards is recorded in “Selling, general and administrative expenses” and is disclosed in the “WARs”, “LTIP” and “Other share-based payments” sections of this note. The total tax benefit recognized in 2017, 2016 and 2015 was not significant.

At December 31, 2017, the Company had the ability to issue up to 94 million new shares out of contingent capital in connection with share-based payment arrangements. In addition, 30 million shares held by the Company as treasury stock at December 31, 2017, could be used to settle share-based payment arrangements.

As the primary trading market for the shares of ABB Ltd is the SIX Swiss Exchange (on which the shares are traded in Swiss francs) and substantially all the share-based payment arrangements with employees are based on the Swiss franc share or have strike prices set in Swiss francs, certain data disclosed below related to the instruments granted under share-based payment arrangements are presented in Swiss francs.

MIP

Under the MIP, the Company offers options and cash-settled WARs to key employees for no consideration.

The options granted under the MIP allow participants to purchase shares of ABB Ltd at predetermined prices. Participants may sell the options rather than exercise the right to purchase shares. Equivalent warrants are listed by a third-party bank on the SIX Swiss Exchange, which facilitates pricing and transferability of instruments granted under this plan. The options entitle the holder to request that the third-party bank purchase such options at the market price of equivalent listed warrants related to that MIP launch. If the participant elects to sell the options, the instruments will thereafter be held by a third party and, consequently, the Company’s obligation to deliver shares will be toward this third party. Each WAR gives the participant the right to receive, in cash, the market price of an equivalent listed warrant on the date of exercise of the WAR. Participants may exercise or sell options and exercise WARs after the vesting period, which is three years from the date of grant. Vesting restrictions can be waived in certain circumstances such as death or disability. All options and WARs expire six years from the date of grant.

Options

The fair value of each option is estimated on the date of grant using a lattice model that uses the assumptions noted in the table below. Expected volatilities are based on implied volatilities from equivalent listed warrants on ABB Ltd shares. The expected term of the options granted is the contractual six-year life of each option, based on the fact that after the vesting period, a participant can elect to sell the option rather than exercise the right to purchase shares, thereby also realizing the time value of the options. The risk-free rate is based on a six-year Swiss franc interest rate, reflecting the six-year contractual life of the options. In estimating forfeitures, the Company has used the data from previous comparable MIP launches.

	2017	2016	2015
Expected volatility	19%	19%	17%
Dividend yield	4.7%	4.9%	3.2%
Expected term	6 years	6 years	6 years
Risk-free interest rate	-0.1%	-0.5%	-0.3%

Presented below is a summary of the activity related to options under the MIP:

			Weighted-	Weighted-	Aggregate
			average	average	intrinsic
			exercise	remaining	value
	Number of	Number of	price	contractual	(in millions
	instruments	shares	(in Swiss	term	of Swiss
	(in millions)	(in millions)(1)	francs)(2)	(in years)	francs)(3)
Outstanding at January 1, 2017	391.4	78.3	20.98
Granted	71.9	14.4	22.50
Exercised(4)	(26.5)	(5.3)	16.55
Forfeited	(3.3)	(0.7)	21.03
Expired	(42.9)	(8.6)	25.50
Outstanding at December 31, 2017	390.6	78.1	21.06	3.5	395

Vested and expected to vest at December 31, 2017	383.7	76.7	21.04	3.4	390
Exercisable at December 31, 2017	188.9	37.8	20.88	2.2	198

(1)              Information presented reflects the number of shares of ABB Ltd that can be received upon exercise, as warrants and options have a conversion ratio of 5:1.

(2)              Information presented reflects the exercise price per share of ABB Ltd.

(3)              Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price per share of ABB Ltd.

(4)              The cash received upon exercise amounted to approximately $88 million. The shares were delivered out of treasury stock.

At December 31, 2017, there was $51 million of total unrecognized compensation cost related to non-vested options granted under the MIP. That cost is expected to be recognized over a weighted-average period of 2.1 years. The weighted-average grant-date fair value (per instrument) of options granted during 2017, 2016 and 2015 was 0.47 Swiss francs, 0.47 Swiss francs and 0.39 Swiss francs, respectively. In 2017, 2016 and 2015 the aggregate intrinsic value (on the date of exercise) of instruments exercised was $38 million, $27 million and $10 million, respectively.

Presented below is a summary, by launch, related to instruments outstanding at December 31, 2017:

			Weighted-
			average
	Number of	Number of	remaining
	instruments	shares	contractual
Exercise price (in Swiss francs)(1)	(in millions)	(in millions)(2)	term (in years)
15.75	6.7	1.3	0.4
17.50	2.6	0.5	0.4
21.50	81.2	16.2	1.4
21.00	72.6	14.5	2.7
19.50	79.3	15.9	3.6
21.50	76.6	15.4	4.7
22.50	71.6	14.3	5.6
Total number of instruments and shares	390.6	78.1	3.5

(1)              Information presented reflects the exercise price per share of ABB Ltd.

(2)              Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

WARs

As each WAR gives the holder the right to receive cash equal to the market price of the equivalent listed warrant on date of exercise, the Company records a liability based upon the fair value of outstanding WARs at each period end, accreted on a straight-line basis over the three-year vesting period. In “Selling, general and administrative expenses”, the Company recorded an expense of $22 million and $14 million in 2017 and 2016, as a result of changes in both the fair value and vested portion of the outstanding WARs. The amount recorded in 2015 was not significant. To hedge its exposure to fluctuations in the fair value of outstanding WARs, the Company purchased cash-settled call options, which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs. The cash-settled call options are recorded as derivatives measured at fair value (see Note 5), with subsequent changes in fair value recorded in earnings to the extent that they offset the change in fair value of the liability for the WARs. In 2017 the Company recorded an income of $18 million in “Selling, general and administrative expenses” related to the cash-settled call options. The amounts recorded in 2016 and 2015 were not significant.

The aggregate fair value of outstanding WARs was $42 million and $23 million at December 31, 2017 and 2016, respectively. The fair value of WARs was determined based upon the trading price of equivalent warrants listed on the SIX Swiss Exchange.

Presented below is a summary of the activity related to WARs:

Number of WARs
(in millions)
Outstanding at January 1, 2017	47.3
Granted	8.5
Exercised	(15.3)
Forfeited	(0.5)
Expired	(2.9)
Outstanding at December 31, 2017	37.1

Exercisable at December 31, 2017	10.8

The aggregate fair value at date of grant of WARs granted in 2017, 2016 and 2015 was not significant. In 2017, 2016 and 2015, share-based liabilities of $10 million, $7 million and $9 million, respectively, were paid upon exercise of WARs by participants.

ESAP

The employee share acquisition plan (ESAP) is an employee stock-option plan with a savings feature. Employees save over a twelve-month period, by way of regular payroll deductions. At the end of the savings period, employees choose whether to exercise their stock options using their savings plus interest, if any, to buy ABB Ltd shares (American Depositary Shares (ADS) in the case of employees in the United States and Canada—each ADS representing one registered share of the Company) at the exercise price set at the grant date, or have their savings returned with any interest. The savings are accumulated in bank accounts held by a third-party trustee on behalf of the participants and earn interest, where applicable. Employees can withdraw from the ESAP at any time during the savings period and will be entitled to a refund of their accumulated savings.

The fair value of each option is estimated on the date of grant using the same option valuation model as described under the MIP, using the assumptions noted in the table below. The expected term of the option granted has been determined to be the contractual one-year life of each option, at the end of which the options vest and the participants are required to decide whether to exercise their options or have their savings returned with interest. The risk-free rate is based on one-year Swiss franc interest rates, reflecting the one-year contractual life of the options. In estimating forfeitures, the Company has used the data from previous ESAP launches.

	2017	2016	2015
Expected volatility	17%	20%	20%
Dividend yield	3.1%	3.7%	3.9%
Expected term	1 year	1 year	1 year
Risk-free interest rate	-0.6%	-0.7%	-0.8%

Presented below is a summary of activity under the ESAP:

		Weighted-	Weighted-	Aggregate
		average	average	intrinsic
		exercise	remaining	value
	Number of	price	contractual	(in millions
	shares	(in Swiss	term	of Swiss
	(in millions)(1)	francs)(2)	(in years)	francs)(2)(3)
Outstanding at January 1, 2017	3.4	20.12
Granted	2.9	26.26
Forfeited	(0.2)	20.16
Exercised(4)	(2.8)	20.12
Not exercised (savings returned plus interest)	(0.4)	20.12
Outstanding at December 31, 2017	2.9	26.26	0.8	—

Vested and expected to vest at December 31, 2017	2.7	26.26	0.8	—
Exercisable at December 31, 2017	—	—	—	—

(1)              Includes shares represented by ADS.

(2)              Information presented for ADS is based on equivalent Swiss franc denominated awards.

(3)              Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

(4)              The cash received upon exercise was approximately $60 million. The shares were delivered out of treasury stock.

The exercise prices per ABB Ltd share and per ADS of 26.26 Swiss francs and $26.24, respectively, for the 2017 grant, 20.12 Swiss francs and $20.52, respectively, for the 2016 grant, and 18.78 Swiss francs and $19.10, respectively, for the 2015 grant were determined using the closing price of the ABB Ltd share on the SIX Swiss Exchange and ADS on the New York Stock Exchange on the respective grant dates.

At December 31, 2017, the total unrecognized compensation cost related to non-vested options granted under the ESAP was not significant. The weighted-average grant-date fair value (per option) of options granted during 2017, 2016 and 2015 was 1.37 Swiss francs, 1.24 Swiss francs and 1.07 Swiss francs, respectively. The total intrinsic value (on the date of exercise) of options exercised in 2017 was $17 million while in 2016 and 2015 it was not significant.

LTIP

The Company has a long-term incentive plan (LTIP) for members of its Executive Committee and selected other senior executives (Eligible Participants), as defined in the terms of the LTIP. The LTIP involves annual conditional grants of the Company’s stock to such Eligible Participants that are subject to certain conditions.

The 2017 LTIP launch is composed of two performance components: (i) a component which is based on the average percentage achievement of income from continuing operations, net of tax, versus budget and (ii) a component which is based on the Company’s earnings per share performance. The 2016 and 2015 LTIP launches are each composed of two performance components: (i) a component which is based on the achievement of a net income threshold and (ii) a component which is based on the Company’s earnings per share performance.

For the average percentage achievement of income versus budget component of the 2017 LTIP launch, the actual number of shares that will vest at a future date is dependent on the average percentage (of each year in a three year period starting with the year of grant) of the Company’s income from continuing operations, net of tax, divided by the Company’s budgeted income from operations, net of tax. The actual number of shares that ultimately vest will vary depending on the average percentage that is achieved between a lower threshold (no shares vest) and an upper threshold (the number of shares vesting is capped at 150 percent of the conditional grant). For shares to vest under the threshold net income component of the 2016 and 2015 LTIP launches, the Company’s net income has to reach a certain level set by the Board of Directors at the launch of the LTIP. The shares will not vest if this threshold is not achieved and will vest at 100 percent if this threshold is equaled or exceeded. In addition, the Eligible Participant has to fulfill the service condition as defined in the terms and conditions of the LTIP.

For the earnings per share performance component of the 2017, 2016 and 2015 LTIP launches, the actual number of shares that will vest at a future date is dependent on (i) the Company’s weighted cumulative earnings per share performance over three financial years, beginning with the year of launch, and (ii) the fulfillment of the service condition as defined in the terms and conditions of the LTIP. The cumulative earnings per share performance is weighted as follows: 33 percent of the first year’s result, 67 percent of the second year’s result and 100 percent of the third year’s result. The actual number of shares that ultimately vest will vary depending on the weighted cumulative earnings per share outcome, interpolated between a lower threshold (no shares vest) and an upper threshold (the number of shares vesting is capped at 200 percent of the conditional grant).

Under each component of the 2017, 2016 and 2015 LTIP launches, an Eligible Participant receives 70 percent of the shares that have vested in the form of shares and 30 percent of the value of the shares that have vested in cash, with the possibility to elect to also receive the 30 percent portion in shares rather than in cash.

Presented below is a summary of activity under the LTIP:

	Number of Shares Conditionally Granted
	Equity &			Weighted-
	Cash or			average
	choice of			grant-date
	100% Equity	Only Cash		fair value
	Settlement(1)	Settlement(2)	Total	per share
	(in millions)	(in millions)	(in millions)	(Swiss francs)
Nonvested at January 1, 2017	2.6	0.3	2.9	20.89
Granted	0.9	—	0.9	22.13
Vested	(0.9)	(0.1)	(1.0)	20.66
Forfeited	(0.1)	(0.2)	(0.3)	20.49
Nonvested at December 31, 2017	2.5	—	2.5	21.45

(1)              Shares that, subject to vesting, the Eligible Participant can elect to receive 100 percent in the form of shares.

(2)              Shares that, subject to vesting, the Eligible Participant can only receive in cash.

Equity-settled awards are recorded in the “Additional paid-in capital” component of stockholders’ equity, with compensation cost recorded in “Selling, general and administrative expenses” over the vesting period (which is from grant date to the end of the vesting period) based on the grant-date fair value of the shares. Cash-settled awards are recorded as a liability, remeasured at fair value at each reporting date for the percentage vested, with changes in the liability recorded in “Selling, general and administrative expenses”.

At December 31, 2017, there was $21 million of total unrecognized compensation cost related to equity-settled awards under the LTIP. That cost is expected to be recognized over a weighted-average period of 2 years. The compensation cost recorded in 2017, 2016 and 2015 for cash-settled awards was not significant.

The aggregate fair value, at the dates of grant, of shares granted in 2017, 2016 and 2015 was $22 million, $22 million and $23 million, respectively. The total grant-date fair value of shares that vested during 2017, 2016 and 2015 was $22 million, $15 million and $12 million, respectively. The weighted-average grant-date fair value (per share) of shares granted during 2017, 2016 and 2015 was 22.13 Swiss francs, 20.77 Swiss francs and 21.54 Swiss francs, respectively.

For the average percentage achievement of income versus budget component of the 2017 LTIP launch the fair value of granted shares is based on the market price of the ABB Ltd share at grant date for equity-settled awards and at each reporting date for cash-settled awards, as well as the probable outcome of the average percentage achievement of income versus budget that would result in the vesting of the highest number of shares, as computed using a Monte Carlo simulation model. The main inputs to this model are the Company’s and external financial analysts’ revenue growth rates and Operational EBITA margin expectations. For the net income threshold component of the 2016 and 2015 LTIP launches, the fair value of the granted shares is based on the probability of reaching the threshold as well as on the market price of the ABB Ltd share at grant date for equity-settled awards and at each reporting date for cash-settled awards. For the earnings per share component of the LTIP launches, the fair value of granted shares is based on the market price of the ABB Ltd share at grant date for equity-settled awards and at each reporting date for cash-settled awards, as well as the probable outcome of the earnings per share achievement that would result in the vesting of the highest number of shares, as computed using a Monte Carlo simulation model. The main inputs to this model are the Company’s and external financial analysts’ revenue growth rates and Operational EBITA margin expectations.

Other share-based payments

The Company has other minor share-based payment arrangements with certain employees. The compensation cost related to these arrangements in 2017, 2016 and 2015 was not significant.